Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
ASSETS
Cash and Due from Banks	$ 3,752.7		$ 4,315.3
Federal Funds Sold and Securities Purchased under Agreements to Resell	60.8		121.3
Interest-Bearing Deposits with Banks	18,803.5		16,696.4
Federal Reserve Deposits and Other Interest-Bearing	7,619.7		13,448.6
Securities
Available for Sale	28,643.5		30,192.5
Held to Maturity (Fair value of $2,394.8 and $817.1)	2,382.0		799.2
Trading Account	8.0		8.0
Total Securities	31,033.5		30,999.7
Loans and Leases
Commercial	12,897.2		12,354.3
Personal	16,607.3		16,709.6
Total Loans and Leases	29,504.5		29,063.9
Allowance for Credit Losses Assigned to Loans and Leases	(297.9)		(294.8)
Buildings and Equipment	469.9		494.5
Client Security Settlement Receivables	2,049.1		778.3
Goodwill	537.8		532.0
Other Assets	3,930.2		4,068.5
Total Assets	97,463.8		100,223.7
Deposits
Demand and Other Noninterest-Bearing	20,519.0		22,792.0
Savings and Money Market	15,189.7		17,470.8
Savings Certificates and Other Time	2,466.1		3,058.3
Non-U.S. Offices - Noninterest-Bearing	3,512.8		3,488.4
- Interest-Bearing	39,720.2		35,868.0
Total Deposits	81,407.8		82,677.5
Federal Funds Purchased	780.2		815.3
Securities Sold under Agreements to Repurchase	699.8		1,198.8
Other Borrowings	367.4		931.5
Senior Notes	2,405.8	[1],[2]	2,126.7	[1],[2]
Long-Term Debt	1,421.6		2,133.3
Floating Rate Capital Debt	277.0		276.9
Other Liabilities	2,577.2		2,946.4
Total Liabilities	89,936.8		93,106.4
STOCKHOLDERS' EQUITY
Common Stock, $1.66 2/3Par Value; Authorized 560,000,000 shares; Outstanding shares of 238,914,988 and 241,008,509	408.6		408.6
Additional Paid-in Capital	1,012.7		977.5
Retained Earnings	6,702.7		6,302.3
Accumulated Other Comprehensive Loss	(283.0)		(345.6)
Treasury Stock (6,256,536 and 4,163,015 shares, at cost)	(314.0)		(225.5)
Total Stockholders' Equity	7,527.0		7,117.3
Total Liabilities and Stockholders' Equity	$ 97,463.8		$ 100,223.7

[1]	Not redeemable prior to maturity.
[2]	Debt issue costs are recorded as an asset and amortized on a straight-line basis over the life of the Note.